                                                     Registration Nos. 333-17217
                                                                       811-07953

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 22, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       [x]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 19                                              [x]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               [x]
Amendment No. 21                                                             [x]
(Check appropriate box or boxes)

                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

Registrant's Telephone Number, including area code: (212) 554-1234

                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
   -----
     x   on April 23, 2001 pursuant to paragraph (b)
   -----
         60 days after filing pursuant to paragraph (a)
   -----
         on [date] pursuant to paragraph (a) of Rule 485
   -----
         75 days after filing pursuant to paragraph (a)
   -----

Part A (Prospectus) and Part B (Statement of Additional Information) are included in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, Accession No. 0000950136-01-000121, filed on January 23, 2001, and are incorporated herein by reference.

PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)         Agreement and Declaration of Trust.(1)

(a)(2)         Amended and Restated Agreement and Declaration of Trust.(2)

(a)(2)(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(17)

(a)(3)         Certificate of Trust.(1)

(a)(4)         Certificate of Amendment.(2)

(b)(1)(i)      By-Laws of the Trust.(1)

(c)(1)(ii)     None other than Exhibit (a)(2) and (b)(1)(i).

(d)            Investment Advisory Contracts

(d)(1)(i) Investment Management Agreement between EQ Advisors Trust ("Trust") and EQ Financial Consultants, Inc. ("EQFC") dated April 14, 1997.(4)

(d)(1)(ii) Amendment No. 1, dated December 9, 1997 to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(7)

(d)(1)(iii) Amendment No. 2, dated as of December 31, 1998 to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(11)

(d)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.(11)

(d)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.(12)

(d)(1)(vi) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States ("Equitable").(15)

(d)(1)(vii) Revised Amendment No. 1 dated, as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable.(17)

(d)(2) Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3) Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.(4)




                                      C-1
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(d)(3)(i)      Investment Advisory Agreement between Equitable and T. Rowe Price
               International, Inc. dated August 8, 2000.

(d)(4) Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 1997.(4)

(d)(5)(i) Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company ("MFS") dated April 1997.(4)

(d)(5)(ii) Amendment No. 1, dated as of December 31, 1998 to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.(11)

(d)(5)(iii) Amendment No. 2, dated as of May 1, 2000 to Investment Advisory Agreement between Equitable and MFS dated April 1997.(14)

(d)(6) Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. ("Morgan Stanley") dated April 1997.(4)

(d)(7) Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(7)(i) Investment Advisory Agreement between EQFC and Fund Asset Management dated May 1, 2000.

(d)(8) Investment Advisory Agreement between EQFC and Lazard Freres & Co. LLC ("Lazard") dated December 9, 1997.(7)

(d)(9) Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. dated December 9, 1997.(7)

(d)(10) Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC, dated as of July 1, 1999.(12)

(d)(11) Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., dated as of December 31, 1998.(11)

(d)(12)(i) Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. ("Alliance") dated as of April 30, 1999.(11)

(d)(12)(ii) Amendment No. 1, dated as of October 1, 1999 to Investment Advisory Agreement by and between EQFC and Alliance, dated as of April 30, 1999.(14)

(d)(12)(iii)   Amendment No. 2, dated as of May 1, 2000 to Investment Advisory
               Agreement by and between Equitable and Alliance, dated as of April 30, 1999.(15)

(d)(13) Investment Advisory Agreement between EQFC and Capital Guardian Trust Company, dated as of May 1, 1999.(11)

(d)(13)(i) Amendment No. 1, dated as of May 1, 2000 to Investment Advisory Agreement between Equitable and Capital Guardian Trust Company, dated May 1, 1999.(15)

(d)(14) Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc., dated as of August 30, 1999.(12)

(d)(15) Investment Advisory Agreement between EQFC and Brown Capital Management, dated as of August 30, 1999.(12)

(d)(16) Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.(7)

(d)(17) Investment Advisory Agreement between Equitable and Prudential Investment Fund Management LLC and Jennison Associates LLC, dated as of May 15, 2000.

(d)(18) Investment Advisory Agreement between Equitable and American Express Financial Corporation, dated as of September 1, 2000.(17)

(d)(19) Investment Advisory Agreement between Equitable and Fidelity Management & Research Company, dated as of July 24, 2000.(17)

(d)(20) Investment Advisory Agreement between Equitable and Janus Capital Corporation, dated as of September 1, 2000.(17)

(d)(21) Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated as of February 1, 2001.

(d)(22) Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC, dated as of February 1, 2001.

(e)            Underwriting Contracts

(e)(1)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(7)

(e)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EQFC with respect to the Class 1A shares dated April 14, 1997.(11)

(e)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(17)

(e)(2)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(7)

(e)(2)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(17)

(e)(3)(i) Distribution Agreement between the Trust and Equitable Distributors, Inc. ("EDI") with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(7)

(e)(3)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(17)

(e)(4)(i) Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(7)

(e)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(v) Amendment No. 4 dated as of August 30, 1999 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vi) Amendment No. 5 dated as of May 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Distribution Agreement between the Trust and EDI with respect to Class IB shares, dated as of April 14, 1997.(17)

(f)            Form of Deferred Compensation Plan.(3)

(g)            Custodian Agreements

(g)(1)(i) Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii) Amendment No. 1 dated December 9, 1997 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(7)

(g)(1)(iii) Amendment No. 2 dated as of December 31, 1998 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v) Form of Amendment No. 4 dated as of August 30, 1999 to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vi) Form of Amendment No. 5 dated as of May 1, 2000 to the Custodian Agreement between the Trust and the Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Custodian Agreement between the Trust and Chase Manhattan Bank dated April 14, 1997.(17)

(g)(2)(i) Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between the Chase Manhattan Bank and the Trust dated August 31, 1998.(11)

(h)            Other Material Contracts

(h)(1)(i) Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.(4)

(h)(1)(ii) Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000.(14)

(h)(2)(i) Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.(8)

(h)(2)(ii) Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.(11)

(h)(2)(iii) Amended and Restated Expense Limitation Agreement between EQFC and The Trust dated as of May 1, 1999.(11)

(h)(2)(iv) Amendment No. 1 dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(14)

(h)(2)(v) Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.(14)

(h)(2)(vi) Revised Amendment No. 1 to the Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of September 1, 2000.(17)

(h)(3)(i) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated April 14, 1997.(4)

(h)(3)(ii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio and EQ Financial Consultants, Inc. dated December 9, 1997.(7)

(h)(3)(iii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.(11)

(h)(4)(i) Participation Agreement by and among the Trust, Equitable, Equitable Distributors, Inc., and EQFC dated April 14, 1997.(4)

(h)(4)(ii) Amendment No. 1 dated December 9, 1997 to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(7)

(h)(4)(iii) Amendment No. 2 dated as of December 31, 1998 to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(iv) Form of Amendment No. 3 dated as of April 30, 1999 to the Participation Agreement among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(v) Form of Amendment No. 4 dated as of October 18, 1999 to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(14)

(h)(4)(vi) Form of Amendment No. 5 dated as of May 1, 2000 to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.

(h)(4)(vii) Revised Amendment No. 6 dated as of September 1, 2000 to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(17)

(h)(5) Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, with The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(5)(i) Form of Amendment No. 1 to the Retirement Plan Participation Agreement dated April 30, 1999 among the Trust, EQFC, with The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(6) License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.(4)

(i)(1) Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.(10)

(i)(6) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.(12)

(i)(7) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.(15)

(i)(8) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.
               (17)

(i)(9) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.(17)

(j) Consent of PricewaterhouseCoopers LLP, Independent Public Accountants to be filed by amendment.

(k)            None

(l)            Stock Subscription Agreement between the Trust, on behalf of the
               T. Rowe Price Equity Income Portfolio, and Separate Account FP.
               (3)

(m) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.(4)

(n)            Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(p)            Codes of Ethics

(p)(1)         Code of Ethics of the Trust, AXA Advisors and EDI.(15)

(p)(1)(i) Code of Ethics of the Trust, AXA Advisors and EDI, dated March 31, 1997, amended and restated July 11, 2000.(17)

(p)(2)         Code of Ethics of Alliance, dated August 1999.(15)

(p)(2)(i) Code of Ethics of Alliance, dated as of February 2000, as amended and restated.(17)

(p)(2)(ii)     Revised Code of Ethics of Alliance, dated January 1, 2001.

(p)(3)         Code of Ethics of Bankers Trust/Deutsche Bank.(15)

(p)(3)(i) Code of Ethics of Deutsche Asset Management, effective as of May 26, 2000.(17)

(p)(4) Code of Ethics of Brown Capital Management, Inc., dated February 10, 1994.(15)

(p)(4)(i)      Revised Code of Ethics of Brown Capital Management.(17)

(p)(5)         Code of Ethics of Calvert Asset Management Company, Inc.(15)

(p)(6)         Code of Ethics of Capital Guardian Trust Company.(15)

(p)(7) Code of Ethics of Evergreen Asset Management, Corp., dated December 17, 1999.(15)

(p)(8)         Code of Ethics of J.P. Morgan Investment Management, Inc.(15)

(p)(9) Code of Ethics of Lazard Asset Management, as revised September 27, 1999.(15)

(p)(9)(i)      Code of Ethics of Lazard Asset Management, revised as of April
               26, 2000.

(p)(10) Code of Ethics of Massachusetts Financial Services Company, dated March 1, 2000.(15)

(p)(10)(i) Revised Code of Ethics of Massachusetts Financial Services Company, Effective September 1, 2000.(17)

(p)(11)        Code of Ethics of Merrill Lynch Asset Management Group.(15)

(p)(12)        Code of Ethics of Morgan Stanley Asset Management.(15)

(p)(12)(i) Revised Code of Ethics of Morgan Stanley Asset Management, effective January 29, 2001.

(p)(13)        Code of Ethics of Putnam Investment Management.(15)

(p)(13)(i) Revised Code of Ethics of Putnam Investment Management, revised April 2000.(17)

(p)(14)(i) Code of Ethics of Rowe Price Fleming International, dated March 1999.(15)

(p)(14)(ii) Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.(15)

(p)(14)(iii)   Revised Code of Ethics of Rowe Price-Fleming International,
               Effective March 1, 2000.(17)

(p)(14)(iv) Code of Ethics of T. Rowe Price International, Inc., Effective August 8, 2000.(17)

(p)(15) Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.(15)

(p)(16)(i)     Code of Ethics of Prudential Investments Fund Management, LLC.
               (15)

(p)(16)(ii) Code of Ethics of Jennison Associates LLC, as amended December 6, 1999.(15)

(p)(16)(iii)   Revised Code of Ethics of Prudential Investments Fund Management,
               dated February 29, 2000.(17)

(p)(17) Code of Ethics of Fidelity Management & Research Company dated January 1, 2000.(17)

(p)(17)(i) Revised Code of Ethics of Fidelity Management & Research Company, dated January 1, 2001.

(p)(18) Code of Ethics of American Express Financial Corporation dated March 2000.(17)

(p)(19)        Code of Ethics of Janus Capital Corporation as revised March 1,
               2000.(17)

(p)(20)        Code of Ethics of Provident Investment Counsel.(17)

(p)(21)        Code of Ethics of Marsico Capital Management, LLC.(17)

Other Exhibits:

              Power of Attorney.(3)


              Power of Attorney for Michael Hegarty.(8)


              Power of Attorney for Steven M. Joenk.(12)


              Power of Attorney for Theodossios (Ted) Athanassiades.(15)


              Power of Attorney for David W. Fox and Gary S. Schpero.(16)

---------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10. Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on April 21, 2000. (File No. 333-17217).

16. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000. (File No. 333-17217).

17. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001. (File No. 33-17217).

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

         The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of its ownership of more than [99]% of the Trust's shares as of [April 17, 2000]. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

         AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area..

ITEM 25.      INDEMNIFICATION

         Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Trust's Declaration of Trust of the Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

         UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

The description of AXA Advisors under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of AXA Advisors is set forth in AXA Advisors' Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No. 801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of The Equitable Life Assurance Society of the United States ("Equitable") is set forth in Equitable's Form ADV filed with the Securities and Exchange Commission on March 29, 2000 (File No. 801-07000) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1997 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on August 1, 1997 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on March 25, 1998 (File No. 801-11583) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Lazard Asset Management (a division of Lazard Freres & Co. LLC) is set forth in Lazard Freres & Co. LLC's Form ADV filed with the Securities and Exchange Commission on June 9, 1997 (File No. 801-6568) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in J.P. Morgan Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission on March 27, 1998 (File No. 801-21011) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Evergreen Asset Management Corp. is set forth in Evergreen Asset Management Corp.'s Form ADV filed with the Securities and Exchange Commission on March 31, 1998 (File No. 801-46522) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., is set forth in Alliance Capital Management Corporation's Form ADV filed with the SEC on April 21, 1998 (File No. 801-32361) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in Calvert Asset Management Company's Form ADV filed with the Securities and Exchange Commission on May 12, 1999 (File No. 801-17044) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Brown Capital Management is set forth in Brown Capital Management's Form ADV filed with the Securities and Exchange Commission on May 30, 1995 (File No. 801-19287) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Prudential Investments Fund Management LLC is set forth in Prudential Investments Fund Management LLC's Form ADV filed with the Securities and Exchange Commission on November 29, 1999 (File No. 801-31104) and as amended through the dated hereof, is incorporated by reference.

The information as to the directors and officers of Jennison Associates LLC is set forth in Jennison Associates LLC's Form ADV filed with the Securities and Exchange Commission on July 22, 1999 (File No. 801-5608) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Fidelity Management & Research Company is set forth in Fidelity Management & Research Company's Form ADV filed with the Securities and Exchange Commission on March 31, 2000 (File No. 801-7884) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Janus Capital Corporation is set forth in Janus Capital Corporation's Form ADV filed with the Securities and Exchange Commission on March 31, 2000, (File No. 801-13991) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of American Express Financial Corporation is set forth in American Express Financial Corporation's Form ADV filed with the Securities and Exchange Commission on March 16, 2000 (File No. 801-14721) and as amended through the dated hereof, is incorporated by reference.

The information as to the directors and officers of Provident Investment Counsel, Inc. is set forth in Provident Investment Counsel, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 27, 2000 (File No. 801-47993) and as amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Marsico Capital Management, LLC is set forth in Marsico Capital Management, LLC's Form ADV filed with the Securities and Exchange Commission on May 9, 2000 (File No. 801-54914) and as amended through the date hereof, is incorporated by reference.


THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF BANKERS TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF BANKERS TRUST, EXCEPT THOSE SET FORTH BELOW, IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT THAT CERTAIN DIRECTORS AND OFFICERS ALSO HOLD VARIOUS POSITIONS WITH AND ENGAGE IN BUSINESS FOR BANKERS TRUST NEW YORK CORPORATION. SET FORTH BELOW ARE THE NAMES AND PRINCIPAL BUSINESSES OF THE DIRECTORS AND OFFICERS OF BANKERS TRUST WHO ARE OR DURING THE PAST TWO FISCAL YEARS HAVE BEEN ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE.

These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

Josef Ackermann, Chairman of the Board and Chief Executive Officer of Bankers Trust Company and Bankers Trust Corporation. Member of the Board of Managing Directors, Deutsche Bank AG. Chairman of the Supervisory Board, Deutsche Bank Luxembourg S.A., and a Member Supervisory Board of the following organizations:
Eurex Frankfurt AG, Eurex Zurich AG, Linde AG, and Stora Enso Oyj. Member of the
Board: Vodafone Airtouch plc; Director of Deutsche Bank Americas Holding Corp.

Robert B. Allardice, III, Director of Bankers Trust Company and Bankers Trust Corporation, Advisory

Director, Deutsche Bank Americas Holding Corp.' Member of the Board of Directors of DeutscheBank Canada

Hans H. Angermueller, Director of Bankers Trust Company and Bankers Trust Corporation. Counsel, Shearman & Sterling. Also a director of Wharton Financial Institutions Center.

George B. Beitzel, Director of Bankers Trust Company and Bankers Trust Corporation. Private Investor. Also a director of ACTUATE; Bitstream, Inc., Computer Task Group and Staff Leasing; Chairman Emeritus of Amherst College; and Chairman of The Colonial Williamsburg Foundation.

Yves de Balmann, Vice Chairman of the board of Banders Trust Corporation; director of Bankers Trust plc; Co-Chairman and Co-Chief Executive Officer of DB Alex. Brown LLC. Also a Director of Aerospatiale Matra, Co-Chairman and Co-Chief Executive Officer Deutsche Bank Securities Inc.

Jessica P. Einhorn, Director of Bankers Trust Corporation and Bankers Trust Company. Employee-Parttime, Clark & Weinstein. Also a Director of Council on Fireign Relations, Institute for International Economics and Pitney Bowes; Trustee, Rockefeller Brothers Fund; Member of the Executive Committee, Trilateral Commission; Chairman, International Advisory Board of J.E. Robert Companies.

William R. Howell, Director of Bankers Trust Company and Bankers Trust Corporation. Chairman Emeritus, J.C. Penney Company, Inc. Also a director of American electric Power, Exxon Corporation, Haliburton Company, and Williams, Inc.

Hermann-Josef Lamberti, Director of Bankers Trust Company and Director and Vice Chairman Bankers Trust Corporation. Executive Vice President of Deutsche Bank AG; Board member of Euroclear plc (London) and Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. LLC, and a Supervisory Board Member of GZS (Frankfurt) and European Transaction Bank (e.t.b.), Moneyshelf AG and Director of Deutsche Bank Americas Holding Corp.

Troland S. Link, Managing Director and General Counsel of Bankers Trust Company. General Counsel of Bankers Trust Corporation. General Counsel of Deutsche Bank North America.

Rodney A. McLauchlan, Executive Vice President of Bankers Trust Corporation and Bankers Trust Company. President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation.

John A. Ross, President and Director of Bankers Trust Company and Bankers Trust Corporation. Chief Executive Officer of the Americas, Deutsche Bank AG.; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; and a Director of the following; Deutsche Bank Securities, Inc., and DB Alex. Brown LLC; and Board Member, Local Initiatives Support.

Mayo A. Shattuck, III, Vice Chairman Bankers Trust Corporation, Co-Chairman and Co-Chief Executive Officer of DB Alex, Brown LLC, Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited. Director, Constellation

Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities.

THE INFORMATION AS TO THE DIRECTORS AND OFFICERS OF CAPITAL GUARDIAN TRUST COMPANY IS SET FORTH BELOW. TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR OFFICERS OF CAPITAL GUARDIAN IS OR HAS BEEN AT ANYTIME DURING THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE, EXCEPT AS SET FORTH BELOW.

These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

---------------------------------------------------------------------------------------------------------------------

                         NAME                                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------------------------------------
Timothy D. Amour                                        Director, Capital Guardian Trust Company, Capital Research
                                                        and Management Company and Capital Management Services,
                                                        Inc.; Chairman and Chief Executive Officer, Capital
                                                        Research Company.
---------------------------------------------------------------------------------------------------------------------
Donnalisa Barnum                                        Senior Vice President, Capital Guardian Trust Company; Vice
                                                        President, Capital International, Inc. and Capital
                                                        International Limited.
---------------------------------------------------------------------------------------------------------------------
Andrew F. Barth                                         Director, Capital Guardian Trust Company and, Capital
                                                        Research and Management Company; Director and Research
                                                        Director, Capital International Research, Inc.; President,
                                                        Capital Guardian Research Company; Formerly Director and
                                                        Executive Vice President, Capital Guardian Research
                                                        Company.
---------------------------------------------------------------------------------------------------------------------
Michael D. Beckman                                      Senior Vice President, Treasurer and Director, Capital
                                                        Guardian Trust Company; Director, Capital Guardian Trust
                                                        Company of Nevada; Treasurer, Capital International
                                                        Research, Inc. and Capital Guardian Research Company;
                                                        Director and Treasurer, Capital Guardian (Canada), Inc.;
                                                        Formerly Chairman and Director, Capital International Asia
                                                        Pacific Management Company.
---------------------------------------------------------------------------------------------------------------------
Michael A. Burik                                        Senior Counsel, The Capital Group Companies, Inc.; Senior
                                                        Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------
Elizabeth A. Burns                                      Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------


                                      C-16

---------------------------------------------------------------------------------------------------------------------

                         NAME                                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------------------------------------
Larry P. Clemmensen                                     Director, Capital Guardian Trust Company and American Funds
                                                        Distributors, Inc.; Chairman and Director, American Funds
                                                        Service Company; Director and President, The Capital Group
                                                        Companies, Inc. and Capital Management Services, Inc.;
                                                        Senior Vice President and Director, Capital Research and
                                                        Management Company, Treasurer, Capital Strategy, Inc.
---------------------------------------------------------------------------------------------------------------------
Kevin G. Clifford                                       Director and President, American Funds Distributors, Inc.;
                                                        Director, Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------
Roberta A. Conroy                                       Senior Vice President, Director and Counsel, Capital
                                                        Guardian Trust Company; Senior Vice President and
                                                        Secretary, Capital International, Inc.; Assistant General
                                                        Counsel, The Capital Group Companies, Inc., Secretary,
                                                        Capital Guardian International, Inc.; Formerly, Secretary,
                                                        Capital Management Services, Inc.
---------------------------------------------------------------------------------------------------------------------
John B. Emerson                                         Senior Vice President, Capital Guardian Trust Company;
                                                        Director, Capital Guardian Trust Company, a Nevada
                                                        Corporation.
---------------------------------------------------------------------------------------------------------------------
Michael Ericksen                                        Senior Vice President, Capital Guardian Trust Company;
                                                        Director and Senior Vice President, Capital International
                                                        Limited.
---------------------------------------------------------------------------------------------------------------------
David I. Fisher                                         Vice Chairman and Director, Capital International, Inc.,
                                                        Capital International Limited and Capital International
                                                        K.K.; Chairman and Director, Capital International S. A.
                                                        and Capital Guardian Trust Company; Director and President,
                                                        Capital International Limited (Bermuda); Director, The
                                                        Capital Group Companies, Inc., Capital International
                                                        Research, Inc., Capital Group Research, Inc. and Capital
                                                        Research and Management Company.
---------------------------------------------------------------------------------------------------------------------
Richard N. Havas                                        Senior Vice President, Capital Guardian Trust Company,
                                                        Capital International, Inc. and Capital International
                                                        Limited; Director and Senior Vice President, Capital
                                                        International Research, Inc.; Director and Senior Vice
                                                        President Capital Guardian (Canada), Inc.
---------------------------------------------------------------------------------------------------------------------
Frederick M. Hughes, Jr.                                Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------


                                      C-17

---------------------------------------------------------------------------------------------------------------------

                         NAME                                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------------------------------------
William H. Hurt                                         Senior Vice President and Director, Capital Guardian Trust
                                                        Company; Chairman and Director, Capital Guardian Trust
                                                        Company, a Nevada Corporation and Capital Strategy
                                                        Research, Inc.; Formerly, Director, The Capital Group
                                                        Companies, Inc.
---------------------------------------------------------------------------------------------------------------------
Peter C. Kelly                                          Senior Vice President, Capital Guardian Trust Company;
                                                        Assistant General Counsel, The Capital Group Companies,
                                                        Inc.; Director and Senior Vice President, Capital
                                                        International, Inc.
---------------------------------------------------------------------------------------------------------------------
Robert G. Kirby                                         Chairman Emeritus, Capital Guardian Trust Company; Senior
                                                        Partner, The Capital Group Companies, Inc.
---------------------------------------------------------------------------------------------------------------------
Nancy J. Kyle                                           Senior Vice President and Director, Capital Guardian Trust
                                                        Company; President and Director, Capital Guardian (Canada),
                                                        Inc.
---------------------------------------------------------------------------------------------------------------------
Karin L. Larson                                         Director, The Capital Group Companies, Inc., Capital Group
                                                        Research, Inc., Capital Guardian Trust Company, Director
                                                        and Chairman, Capital Guardian Research Company and Capital
                                                        International Research, Inc., Formerly, Director and Senior
                                                        Vice President , Capital Guardian Research Company.
---------------------------------------------------------------------------------------------------------------------
James R. Mulally                                        Senior Vice President and Director, Capital Guardian Trust
                                                        Company; Senior Vice President, Capital International Limited;
                                                        Vice President, Capital Research Company; Formerly, Director,
                                                        Capital Guardian Research Company.
---------------------------------------------------------------------------------------------------------------------
Shelby Notkin                                           Senior Vice President, Capital Guardian Trust Company;
                                                        Director, Capital Guardian Trust Company, a Nevada
                                                        Corporation.
---------------------------------------------------------------------------------------------------------------------
Mary M. O'Hern                                          Senior Vice President, Capital Guardian Trust Company and
                                                        Capital International Limited; Vice President, Capital
                                                        International, Inc.
---------------------------------------------------------------------------------------------------------------------
Jeffrey C. Paster                                       Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------


                                      C-18

---------------------------------------------------------------------------------------------------------------------

                         NAME                                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------------------------------------
Robert V. Pennington                                    Senior Vice President, Capital Guardian Trust Company;
                                                        President and Director Capital Guardian Trust Company, a
                                                        Nevada Corporation Company.
---------------------------------------------------------------------------------------------------------------------
Jason M. Pilalas                                        Director, Capital Guardian Trust Company; Senior Vice
                                                        President and Director, Capital International Research,
                                                        Inc.; Formerly, Director and Senior Vice President, Capital
                                                        Guardian Research Company.
---------------------------------------------------------------------------------------------------------------------
Robert Ronus                                            President and Director, Capital Guardian Trust Company;
                                                        Chairman and Director, Capital Guardian (Canada), Inc.,
                                                        Director, Capital International, Inc. and Capital Guardian
                                                        Research Company; Senior Vice President, Capital
                                                        International, Inc.; Capital International Limited and
                                                        Capital International S.A.; Formerly, Chairman, Capital
                                                        Guardian International Research Company and Director,
                                                        Capital International, Inc.
---------------------------------------------------------------------------------------------------------------------
James F. Rothenberg                                     Director, American Funds Distributors, Inc., American Funds
                                                        Service Company, The Capital Group Companies, Inc., Capital
                                                        Group Research, Inc., Capital Guardian Trust Company and
                                                        Capital Management Services, Inc.; Director and President,
                                                        Capital Research and Management, Inc.; Formerly, Director
                                                        of Capital Guardian Trust Company, a  Nevada Corporation,
                                                        and Capital Research Company.
---------------------------------------------------------------------------------------------------------------------
Theodore R. Samuels                                     Senior Vice President and Director, Capital Guardian Trust
                                                        Company; Director, Capital International Research, Inc.;
                                                        Formerly, Director, Capital Guardian Research Company
---------------------------------------------------------------------------------------------------------------------
Lionel A. Sauvage                                       Senior Vice President, Capital Guardian Trust Company; Vice
                                                        President, Capital International Research, Inc.; Formerly,
                                                        Director, Capital Guardian Research Company.
---------------------------------------------------------------------------------------------------------------------
John H. Seiter                                          Executive Vice President and Director, Capital Guardian
                                                        Trust Company; Senior Vice President, Capital Group
                                                        International, Inc.; and Vice President, The Capital Group
                                                        Companies, Inc.
---------------------------------------------------------------------------------------------------------------------
Karen Skinner-Twoney                                    Vice President, Capital Guardian Trust Company; Director,
                                                        Vice President and Treasurer, Capital Guardian Trust Company,
                                                        a Nevada Corporation.
---------------------------------------------------------------------------------------------------------------------


                                      C-19

---------------------------------------------------------------------------------------------------------------------

                         NAME                                        AFFILIATIONS WITHIN LAST TWO YEARS
---------------------------------------------------------------------------------------------------------------------
Eugene P. Stein                                         Executive Vice President and Director, Capital Guardian
                                                        Trust Company; Formerly, Director, Capital Guardian
                                                        Research Company.
---------------------------------------------------------------------------------------------------------------------
Phil A. Swan                                            Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------
Shaw B. Wagener                                         Director, Capital Guardian Trust Company, Capital
                                                        International Asia Pacific Management Company S.A., Capital
                                                        Research and Management Company and Capital International
                                                        Management Company S.A.; President and Director, Capital
                                                        International, Inc.; Senior Vice President, Capital Group
                                                        International, Inc.
---------------------------------------------------------------------------------------------------------------------
Joanne Weckbacher                                       Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------
Eugene M. Waldron                                       Senior Vice President, Capital Guardian Trust Company.
---------------------------------------------------------------------------------------------------------------------


ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) AXA Advisors and Equitable Distributors, Inc. ("EDI") are the principal underwriters of the Trust's Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities:
Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. EDI serves as the principal underwriter for the Class IB shares of Separate Account No. 49 of Equitable.

         (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and of EDI, the principal underwriters of the Trust's Class IA and Class IB shares. Except as indicated otherwise, the business address of the persons listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a single asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, CA 92660. The business address of the persons whose names are preceded by a double asterisk is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105.

===============================================================================
                                                  AXA ADVISORS LLC
---------------------------------------------- --------------------------------
DIRECTORS
      Derry E. Bishop                          Director
      Harvey E. Blitz                          Director
*     Michael J. Laughlin                      Director
      G. Patrick McGunagle                     Director
      Michael S. Martin                        Director
      Richard V. Silver                        Director
      Mark R. Wutt                             Director

=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------- ----------------------------------------- ----------------------------
OFFICERS
      Michael S. Martin                        Chairman of the Board, Acting President
                                               and Chief Executive Officer
      Derry E. Bishop                          Executive Vice President
      Harvey E. Blitz                          Executive Vice President
      Edward J. Hayes                          Executive Vice President
      Craig A. Junkins                         Executive Vice President
      Nik Malvania                             Executive Vice President
      G. Patrick McGunagle                     Executive Vice President
      Peter D. Noris                           Executive Vice President                  President
      Mark A. Silberman                        Senior Vice President and Chief
                                               Financial Officer
      James P. Bodovitz                        Senior Vice President and
                                               General Counsel
      Stephen T. Burnthall                     Senior Vice President
      Jill Cooley                              Senior Vice President
      Catherine P. Earl                        Senior Vice President
      Richard Magaldi                          Senior Vice President
      Robert Schmidt                           Senior Vice President
      John Bratten                             First Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Anne Nussbaum                            First Vice President
      Philomena Scamardella                    First Vice President
*     David Mahler                             Vice President and Compliance Officer
      Mark D. Godofsky                         Vice President and Controller
      Gregg Andonian\                          Vice President
      Beth Andreozzi                           Vice President
      Raymond T. Barry                         Vice President
      Debra Brogan                             Vice President
      Randall Brown                            Vice President
      Michael Brzozowski                       Vice President
      Joseph Carew                             Vice President
      Claire A. Comerford                      Vice President
      Linda Funigiello                         Vice President
      Mark Generales                           Vice President
      Catherine Gentry                         Vice President
      Tom C. Gosnell                           Vice President
      Robert Hatton                            Vice President
      Ara J. Klidjian                          Vice President


                                      C-21

      Michael Lanio                            Vice President
      John Mapes                               Vice President
      Frank Massa*                             Vice President
      Michael McBryan                          Vice President
      John T. McCabe                           Vice President
      Sandi Narvaez                            Vice President
      Bill Nestel                              Vice President
      Dan Roebuck                              Vice President
      Michael Ryniker                          Vice President
      Sid Smith                                Vice President
      Don Wiley                                Vice President
      Mike Woodhead                            Vice President
      James Woodley                            Vice President
      Charlton Bulkin                          Assistant Vice President
      Mary E. Cantwell                         Assistant Vice President                  Vice President
      Linda J. Galasso                         Secretary
      Francesca Divone                         Assistant Secretary
=====================================================================================================================


=====================================================================================================================
                                            EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================

                                               POSITIONS AND OFFICES WITH EQUITABLE      POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            DISTRIBUTORS, INC.                        THE TRUST
---------------------------------------------- ----------------------------------------- ----------------------------
DIRECTORS
*     Michael Dibbert                          Director
*     Alex MacGillivray                        Director
      Richard Matteis                          Director
*     Patrick Miller                           Director
      Jose S. Suquet                           Director
      Charles Wilder                           Director
      Lee Wilson                               Director
---------------------------------------------- ----------------------------------------- ----------------------------
OFFICERS

      Jose S. Suquet                           Chairman of the Board
*     Patricick Miller                         Chief Executive Officer
*     Alex MacGillivray                        President
*     Charles Wilder                           Chief Operating Officer
      Hunter Allen                             Senior Vice President
*     Elizabeth Forget                         Senior Vice President
*     Al Haworth                               Senior Vice President
*     Stuart Hutchins                          Senior Vice President
*     Ken Jaffe                                Senior Vice President
*     Michael McDaniel                         Senior Vice President
      Michael Lee                              Senior Vice President
      Norman J. Abrams                         Vice President and Counsel
*     Debora Buffington                        Vice President and Chief Compliance
                                               Officer
      Thomas Bullen                            Vice President and Channel Marketing
                                               Officer
      Diana Kjeary                             Vice President and Channel Marketing
                                               Officer


                                      C-22

=====================================================================================================================
                                            EQUITABLE DISTRIBUTORS, INC.
=====================================================================================================================
      Anthea Perkinson                         Vice President and Key Account Manager

*     David Hughes                             Vice President
      Mark Brandenberger                       Vice President
      Susan Davis                              Vice President
*     Anthony Llopis                           Vice President
      Partick O'Shea                           Vice President and Chief Financial
                                               Officer

      Ronald R. Quist                          Vice President and Treasurer
      Linda J. Galasso                         Vice President and Secretary
*     Van Rubiano                              Managing Director
*     Michael Dibbert                          Managing Director
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

         (c)      Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         1211 Avenue of the Americas
         New York, New York 10036

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Sub-Administrator:

         Chase Global Funds Services Company
         73 Tremont Street
         Boston, MA 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:


Equitable                                               T. Rowe Price Associates, Inc.
1290 Avenue of the Americas                             100 East Pratt St.
New York, NY 10104                                      Baltimore, MD 21202

T. Rowe Price International, Inc.                       Putnam Investment Management, Inc.
100 East Pratt Street                                   One Post Office Square
Baltimore, MD  21202                                    Boston, MA  02109



                                      C-23

Massachusetts Financial Services Company                Fund Asset Management, L.P.
500 Boylston Street                                     800 Scudders Mill Road
Boston, MA  02116                                       Plainsboro, NJ  08543-9011

Warburg Pincus Asset Management, Inc.                   Morgan Stanley Asset Management Inc.
466 Lexington Avenue                                    1221 Avenue of the Americas
New York, NY  10017-3147                                New York, NY  10020

Lazard Asset Management                                 J.P Morgan Investment Management Inc.
30 Rockefeller Plaza                                    522 Fifth Avenue
New York, NY  10020                                     New York, NY  10036

Bankers Trust Company                                   Evergreen Investment Management Company.
130 Liberty Street                                      200 Berkely Street - Suite 9000
One Bankers Trust Plaza                                 Boston, MA  02116
New York, NY  10006

Alliance Capital Management L.P.                        Capital Guardian Trust Company
1345 Avenue of the Americas                             11100 Santa Monica Boulevard
New York, NY  10105                                     17th Floor
                                                        Los Angeles, CA 90025

Calvert Asset Management Company, Inc.                  Brown Capital Management, Inc.
4550 Montgomery Avenue                                  1201 North Calvert Street
Suite 1000N                                             Baltimore, MD  21202
Bethesda, MD  20814

Prudential Investments Fund Management LLC              Jennison Associates LLC
100 Mulberry Street                                     466 Lexington Avenue
Gateway Center 3                                        New York, NY  10017
14th Floor
Newark, NJ  07102

Fidelity Management and Research Company                American Express Financial Corporation
82 Devonshire Street                                    80 South 8th Street
Boston MA 02109                                         Minneapolis MN  55440-0010

Janus Capital Corporation                               Provident Investment Counsel
100 Fillmore Street                                     300 North Lake Avenue
Denver CO  80206-4928                                   Pasadena, CA  91101-4106

Marsico Capital Management, LLC
1200 17th Street
Denver CO  80202

ITEM 29.      MANAGEMENT SERVICES: None.

ITEM 30.      UNDERTAKINGS

                  Inapplicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 22nd day of March, 2001.


                                           EQ ADVISORS TRUST


                                           By:      /s/ Peter D. Noris
                                              --------------------------------
                                                    Peter D. Noris
                                                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                                Title                                  Date


                                                 President and Trustee                     March 22, 2001
------------------------------------
Peter D. Noris

                  *                                     Trustee                            March 22, 2001
------------------------------------
Michael Hegarty

                  *                                     Trustee                            March 22, 2001
------------------------------------
Jettie M. Edwards

                  *                                     Trustee                            March 22, 2001
------------------------------------
William M. Kearns, Jr.

                  *                                     Trustee                            March 22, 2001
------------------------------------
Christopher P.A. Komisarjevsky

                  *                                     Trustee                            March 22, 2001
------------------------------------
Theodossios (Ted) Athanassiades

                  *                                     Trustee                            March 22, 2001
------------------------------------
David W. Fox

                  *                                     Trustee                            March 22, 2001
------------------------------------
Gary S. Schpero



                                      C-25

                  *                                     Trustee                            March 22, 2001
------------------------------------
Harvey Rosenthal

                  *                       Vice President and Chief Financial               March 22, 2001
------------------------------------
Steven M. Joenk                                         Officer



*  By:   s/ Peter D. Noris
        ----------------------------
         Peter D. Noris
         (Attorney-in-Fact)


                                  EXHIBIT LIST


(d)(21) Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated February 1, 2001.

(d)(22) Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC dated as of February 1, 2001

(p)(2)(ii)     Revised Code of Ethics of Alliance.

(p)(12)(i)     Revised Code of Ethics of Morgan Stanley Asset Management.

(p)(17)(i)     Revised Code of Ethics of Fidelity Management & Research Company.


                                      C-27